Overview: (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about additional acquisition resulted in recognition within stockholders equity
	May 25,
	2018

Consideration paid for the non-controlling interest	Ps.	213,469
Carrying value of the non-controlling interest		(327,003)

Difference recognized in stockholders’ equity	Ps.	113,534

Aerostar [Member]
Description of detailed information regarding consideration paid for business acquisition [Text Block]
The following table summarizes the consideration pertaining to Aerostar at combination date or date of the transaction:

	May 30,
	2017

Cash paid	Ps	726,628
Previous benefit acquired by departure of the previous shareholder		848,923

Consideration on May 26, 2017		1,575,551
Fair value of share capital held in Aerostar prior to the business combination		7,877,756
Non-controlling interest at the business combination date		6,302,205

Total purchase consideration	Ps	15,755,512

Description of detailed information regarding assets and liabilities acquired under business acquisition [Text Block]
Following are the fair value of the net assets acquired under the business combination at the acquisition date:

	Fair
Assets	value

CURRENT:
Cash and cash equivalents	Ps	543,242
Restricted cash and cash equivalents		16,989
Other current assets		142,410

Current assets		702,641

NON-CURRENT:
Land, furniture and equipment		135,929
Intangible assets, airport concessions - Net		19,308,402

Total non-current assets		19,444,331

Total assets	Ps	20,146,972

Liabilities

CURRENT:
Current liabilities	Ps	647,896

NON-CURRENT:
Long-term debt		8,254,620
Deferred income tax		808,894
Other non-current liabilities		286,315

Total non-current liabilities		9,349,829

Total liabilities		9,997,725

Net assets acquired under the business combination		10,149,247

Total purchase consideration		15,755,512

Goodwill at the acquisition date (Note 8.1)	Ps	5,606,265

Description of detailed information regarding assets , liabilities and non controlling interest of acquired entity [Text Block]
The Aerostar condensed financial information at December 31, 2017 and 2018, which shows its significant non-controlling interest, is shown below:

	Year ended
	December, 31

Condensed statement of financial position		2017		2018

Cash and cash equivalents	Ps	436,774	Ps	868,095
Restricted cash and cash equivalents		106,350		47,332
Other current assets		247,517		175,479

Total current assets		790,641		1,090,906

Financial liabilities:
Current liabilities		(633,084)		(640,785)

Working capital		157,557		450,121

Land, furniture and equipment		141,708		174,450
Intangible assets, airport concessions - Net		13,636,227		13,587,071
Other long term assets		584		544
Long term debt		(7,489,465)		(7,282,269)
Accounts payable to the Company		(1,210,088)		(1,152,805)
Other long term liabilities				(21,608)
Deferred income tax - Net		(267,307)		(330,999)

Shareholders’ equity	Ps	4,969,216	Ps	5,424,505

	Year ended
	December, 31

Condensed statements of comprehensive income	2017		2018

Revenue	Ps	1,497,557	Ps	3,025,267
Operating cost and expenses		(1,186,028)		(2,098,323)
Other income				134,637
Comprehensive financial cost - Net		(295,803)		(538,268)
Deferred income tax		(28,679)		(62,252)

Net (loss) income for the year		(12,953)		461,061
Foreign currency translation		254,110		(5,772)

Total comprehensive income for the year	Ps	241,157	Ps	455,289

Airplan [Member]
Description of detailed information regarding consideration paid for business acquisition [Text Block]
The following table summarizes the consideration pertaining to Airplan at the business combination date:

	October 19
	2017

Consideration paid on October 19, 2017	Ps	3,789,797
Non-controlling interest at the combination date		310,827

Total purchase consideration	Ps	4,100,624

Description of detailed information regarding assets and liabilities acquired under business acquisition [Text Block]
The distribution of the purchase price over the net assets acquired of Airplan at the business combination date are shown below:

	Fair
Assets	value

CURRENT:
Cash and cash equivalents	Ps	37,716
Other current assets		189,372

Current assets		227,088

NON-CURRENT:
Land, furniture and equipment		3,400
Intangible assets, airport concessions - Net		7,232,588

Total non-current assets		7,235,988

Total assets	Ps	7,463,076

Liabilities

CURRENT:
Current liabilities	Ps	551,000

NON-CURRENT :
Bank loans		3,424,897
Deferred income tax		861,483
Other non-current liabilities		27

Total non-current liabilities		4,286,407

Total liabilities		4,837,407

Net assets acquired under the business combination		2,625,669

Total consideration		4,100,624

Goodwill at acquisition date and at acquisition date (Note 8.1)	Ps	1,474,955